Premises And Equipment - Details of changes in premises and equipment(owned) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	₩ 2,839,643	₩ 2,897,602	₩ 2,450,492
Changes in property plant and equipment [Abstract]
Acquisitions	118,803	149,462	429,547
Disposals	(4,636)	(11,338)	(9,201)
Depreciation	(149,738)	(159,539)	(145,354)
Classified as assets held for sale	(12,852)		(95)
Transfer	(6,095)	(32,895)	166,912
Foreign currencies translation adjustments	6,304	(4,479)	3,785
Business combination		3,776	2,186
Others	(2,253)	(2,946)	(670)
Classification of assets held for sale	(12,852)		(95)
Ending balance	2,789,176	2,839,643	2,897,602
Land
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,726,045	1,761,159	1,481,871
Changes in property plant and equipment [Abstract]
Acquisitions	0	3,787	186,303
Disposals	0	(8,326)	(3,015)
Depreciation	0	0	0
Classified as assets held for sale	(7,157)		(21)
Transfer	(3,649)	(30,847)	93,956
Foreign currencies translation adjustments	991	(836)	880
Business combination		1,108	1,185
Others	3,095	0	0
Classification of assets held for sale	(7,157)		(21)
Ending balance	1,719,325	1,726,045	1,761,159
Building
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	787,040	802,299	661,912
Changes in property plant and equipment [Abstract]
Acquisitions	15,750	26,972	87,667
Disposals	(1,994)	(1,719)	(2,245)
Depreciation	(33,523)	(34,572)	(30,766)
Classified as assets held for sale	(5,695)		(74)
Transfer	(2,446)	(2,048)	83,260
Foreign currencies translation adjustments	712	(882)	801
Business combination		81	74
Others	(2,880)	(3,091)	1,670
Classification of assets held for sale	(5,695)		(74)
Ending balance	756,964	787,040	802,299
Equipment and vehicles
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	268,225	278,016	240,013
Changes in property plant and equipment [Abstract]
Acquisitions	68,069	84,828	119,474
Disposals	(1,663)	(605)	(1,203)
Depreciation	(93,921)	(94,388)	(87,453)
Classified as assets held for sale	0		0
Transfer	15,399	118	3,670
Foreign currencies translation adjustments	2,868	(1,849)	1,459
Business combination		2,150	926
Others	(616)	(45)	1,130
Classification of assets held for sale	0		0
Ending balance	258,361	268,225	278,016
Leasehold improvements
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	50,085	54,839	57,594
Changes in property plant and equipment [Abstract]
Acquisitions	23,347	26,124	28,788
Disposals	(979)	(688)	(2,738)
Depreciation	(22,293)	(30,579)	(27,134)
Classified as assets held for sale	0		0
Transfer	0	0	912
Foreign currencies translation adjustments	1,580	(830)	609
Business combination		437	1
Others	(386)	782	(3,193)
Classification of assets held for sale	0		0
Ending balance	51,354	50,085	54,839
Construction in progress
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	8,246	1,287	9,099
Changes in property plant and equipment [Abstract]
Acquisitions	11,637	7,751	7,315
Disposals	0	0	0
Depreciation	0	0	0
Classified as assets held for sale	0		0
Transfer	(15,399)	(118)	(14,886)
Foreign currencies translation adjustments	153	(82)	36
Business combination		0	0
Others	(1,466)	(592)	(277)
Classification of assets held for sale	0		0
Ending balance	3,171	8,246	1,287
Structures
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	2	2	3
Changes in property plant and equipment [Abstract]
Acquisitions	0	0	0
Disposals	0	0	0
Depreciation	(1)	0	(1)
Classified as assets held for sale	0		0
Transfer	0	0	0
Foreign currencies translation adjustments	0	0	0
Business combination		0	0
Others	0	0	0
Classification of assets held for sale	0		0
Ending balance	₩ 1	₩ 2	₩ 2